Environmental, Health and Safety Matters (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Site Contingency [Line Items]
Capital expenditures for EHS matters	$ 12	$ 9
Environmental reserves	14		$ 8
Harrisburg Remediation
Site Contingency [Line Items]
Environmental reserves	$ 2